Segment and geographical information	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segment and geographical information	Segment and geographical information
The segmentation of manufacturing operations into lumber, NA EWP, pulp and paper and Europe EWP is based on a number of factors, including similarities in products, production processes and economic characteristics. The EWP segments have been separated due to differences in the operating region, customer base, profit margins and sales volumes. Transactions between segments are at market prices and on standard business terms. The segments follow the accounting policies described in these consolidated financial statement notes, where applicable.
During the first quarter of 2023, the Company changed its measure of profit or loss for each reportable segment from earnings before tax to operating earnings, as this is now the measure most used by the chief operating decision maker when evaluating segment operating performance. Prior year comparatives have been updated to conform to current year presentation.

	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Year ended December 31, 2023
Sales
To external customers	$2,722	$2,602	$612	$517	$—	$6,454
To other segments	72	6	11	—	(89)	—
	$2,794	2,608	623	517	(89)	6,454
Cost of products sold	(2,215)	(1,594)	(555)	(409)	89	(4,685)
Freight and other distribution costs	(405)	(329)	(120)	(40)	—	(894)
Export duties, net	(8)	—	—	—	—	(8)
Amortization	(185)	(273)	(24)	(49)	(10)	(541)
Selling, general and administration	(164)	(96)	(25)	(21)	—	(307)
Equity-based compensation	—	—	—	—	(25)	(25)
Restructuring and impairment charges	(137)	—	(142)	—	—	(279)
Operating earnings (loss)	$(319)	$316	$(242)	$(3)	$(35)	$(284)

Total assets	3,606	4,338	333	691	446	$9,415
Total liabilities	507	551	125	149	861	$2,193
Capital expenditures	253	156	32	30	7	$477

	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Year ended December 31, 2022
Sales
To external customers	$4,381	$3,780	$802	$738	$—	$9,701
To other segments	84	9	5	—	(98)	—
	$4,465	$3,789	$807	$738	$(98)	$9,701
Cost of products sold	(2,489)	(1,677)	(596)	(479)	98	(5,142)
Freight and other distribution costs	(435)	(329)	(153)	(46)	—	(963)
Export duties, net	(18)	—	—	—	—	(18)
Amortization	(186)	(306)	(35)	(53)	(9)	(589)
Selling, general and administration	(194)	(106)	(32)	(28)	(5)	(365)
Equity-based compensation	—	—	—	—	(5)	(5)
Restructuring and impairment charges	(31)	—	(13)	(15)	—	(60)
Operating earnings (loss)	$1,111	$1,371	$(22)	$117	$(18)	$2,559

Total assets	3,685	4,637	456	730	465	$9,973
Total liabilities	553	622	90	170	919	$2,354
Capital expenditures	184	235	29	20	9	$477
The geographic distribution of non-current assets and external sales based on the location of product delivery is as follows:

	Non-current assets		Sales by geographic area
	2023	2022	2023	2022
United States	$2,689	$2,625	$4,251	$6,659
Canada	3,883	4,139	1,118	1,531
U.K and Europe	466	460	524	733
Asia	—	—	557	767
Other	—	—	4	11
	$7,038	$7,224	$6,454	$9,701